Mining interests - Schedule of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mining Interests
Beginning balance	$ 1,863.9
Ending balance	1,927.2	$ 1,863.9
New Afton
Mining Interests
Beginning balance	922.4
Ending balance	1,032.3	922.4
Rainy River
Mining Interests
Beginning balance	939.3
Ending balance	890.4	939.3
Gross carrying amount
Mining Interests
Beginning balance	3,763.6	3,487.3
Additions	310.2	283.5
Disposals	(9.0)	(7.2)
Transfers	0.0	0.0
Ending balance	4,064.8	3,763.6
Accumulated depreciation and amortisation
Mining Interests
Beginning balance	(1,899.7)	(1,699.4)
Disposals	8.1	4.3
Depreciation for the period	246.0	204.6
Ending balance	(2,137.6)	(1,899.7)
Depletable
Mining Interests
Beginning balance	797.4
Ending balance	755.1	797.4
Depletable | New Afton
Mining Interests
Beginning balance	402.8
Ending balance	373.5	402.8
Depletable | Rainy River
Mining Interests
Beginning balance	394.6
Ending balance	381.6	394.6
Depletable | Gross carrying amount
Mining Interests
Beginning balance	1,906.3	1,745.9
Additions	45.0	81.7
Disposals	0.0	(0.2)
Transfers	49.9	78.9
Ending balance	2,001.2	1,906.3
Depletable | Accumulated depreciation and amortisation
Mining Interests
Beginning balance	(1,108.9)	(1,005.7)
Disposals	0.0	0.1
Depreciation for the period	137.2	103.3
Ending balance	(1,246.1)	(1,108.9)
Non- depletable
Mining Interests
Beginning balance	237.9
Ending balance	367.2	237.9
Non- depletable | New Afton
Mining Interests
Beginning balance	230.9
Ending balance	359.9	230.9
Non- depletable | Rainy River
Mining Interests
Beginning balance	5.9
Ending balance	6.2	5.9
Non- depletable | Gross carrying amount
Mining Interests
Beginning balance	237.9	261.0
Additions	147.9	109.3
Disposals	0.0	0.0
Transfers	(18.6)	(132.4)
Ending balance	367.2	237.9
Non- depletable | Gross carrying amount | New Afton
Mining Interests
Transfers		(84.8)
Non- depletable | Gross carrying amount | Rainy River
Mining Interests
Transfers	(18.6)	(47.6)
Non- depletable | Accumulated depreciation and amortisation
Mining Interests
Beginning balance	0.0	0.0
Disposals	0.0	0.0
Depreciation for the period	0.0	0.0
Ending balance	0.0	0.0
Plant & equipment
Mining Interests
Beginning balance	739.5
Ending balance	692.4	739.5
Plant & equipment | New Afton
Mining Interests
Beginning balance	271.5
Ending balance	275.2	271.5
Plant & equipment | Rainy River
Mining Interests
Beginning balance	466.9
Ending balance	413.8	466.9
Plant & equipment | Gross carrying amount
Mining Interests
Beginning balance	1,530.3	1,362.3
Additions	17.1	44.1
Disposals	(9.0)	(7.0)
Transfers	45.5	130.9
Ending balance	1,583.9	1,530.3
Plant & equipment | Accumulated depreciation and amortisation
Mining Interests
Beginning balance	(790.8)	(693.7)
Disposals	8.1	4.2
Depreciation for the period	108.8	101.3
Ending balance	(891.5)	(790.8)
Construction in progress
Mining Interests
Beginning balance	89.1
Ending balance	112.5	89.1
Construction in progress | New Afton
Mining Interests
Beginning balance	17.2
Ending balance	23.7	17.2
Construction in progress | Rainy River
Mining Interests
Beginning balance	71.9
Ending balance	88.8	71.9
Construction in progress | Gross carrying amount
Mining Interests
Beginning balance	89.1	118.1
Additions	100.2	48.4
Disposals	0.0	0.0
Transfers	(76.8)	(77.4)
Ending balance	112.5	89.1
Construction in progress | Accumulated depreciation and amortisation
Mining Interests
Beginning balance	0.0	0.0
Disposals	0.0	0.0
Depreciation for the period	0.0	0.0
Ending balance	$ 0.0	$ 0.0